Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 166,251		¥ 181,346
Accumulated depreciation and amortization	(101,254)		(105,287)
Accumulated impairment of software	(22,415)		(22,415)
Property, equipment and software, net	42,582	$ 6,089	53,644
Office building [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	51,142		51,142
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	43,976		51,547
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	13,693		19,255
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	4,228		6,035
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 53,212		¥ 53,367